Commitments and Contingencies - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Nov. 06, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 27, 2024 USD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]	$ 322,000			$ 322,000
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		32,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000
Reduced stream percentage of gold		0.909%	0.909%
Current stream percentage of gold		10.00%	10.00%
Amount of non-refundable advance		$ 2,000
Current stream percentage of silver		50.00%	50.00%
Reduced stream percentage of silver		0.00%	0.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 126,000
Amount of non-refundable advance		2,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		58,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		8,500
Marmato [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		82,000
Fenix Gold [Member]
Disclosure of contingent liabilities [line items]
Secured standby loan facility		20,000
Marathon [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		146,000	$ 200
Santo Domingo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		260,000
Copper World [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		230,000
First installment payable on permitting projet		50,000
Balance installment amount payable once project costs incurred exceeds specified amount		180,000
Project costs incurred to trigger balance installment payable		98,000
Kudz Ze Kayah [Member]
Disclosure of contingent liabilities [line items]
Additional contingency payment for agreement						$ 15,000
Curraghinalt [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		55,000
Cangrejos [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		169,000
Mineral Park [Member]
Disclosure of contingent liabilities [line items]
Maximum credit facility to be provided		25,000
Kone [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		156,000
Maximum credit facility to be provided		75,000
El Domo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		131,600
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives		250
Spring Valley [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 620,000
Cost Overrun Facility Amount				$ 150,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.